Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$11,253,459	$6,913,996
Less: expected credit losses	—	—
Accounts receivable, net	$11,253,459	$6,913,996